Property, Plant and Equipment, Net - Summary of Changes to Accumulated Depreciation of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	$ (1,405.2)
Depreciation expense	105.3	$ 118.8
Ending balance	(1,662.7)	(1,405.2)
Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	525.1	447.0
Depreciation expense	105.3	118.8
Disposals	(7.3)	(41.7)
Foreign exchange	37.3	1.0
Ending balance	660.4	525.1
Freehold Land [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(6.7)
Ending balance	(7.1)	(6.7)
Freehold Land [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	0.0	0.0
Buildings [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(52.4)
Ending balance	(53.6)	(52.4)
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	38.6	33.9
Depreciation expense	3.3	4.8
Disposals	(0.1)	(0.1)
Foreign exchange	2.6	0.0
Ending balance	44.4	38.6
Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(697.6)
Ending balance	(765.2)	(697.6)
Machinery & Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	483.4	411.1
Depreciation expense	100.7	112.9
Disposals	(7.2)	(41.6)
Foreign exchange	34.5	1.0
Ending balance	611.4	483.4
Computer Hardware [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(4.0)
Ending balance	(5.8)	(4.0)
Computer Hardware [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	1.6	1.1
Depreciation expense	0.7	0.5
Disposals	0.0	0.0
Foreign exchange	0.1	0.0
Ending balance	2.4	1.6
Right-of-use assets [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(6.2)
Ending balance	(6.4)	(6.2)
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	1.5	0.9
Depreciation expense	0.6	0.6
Disposals	0.0	0.0
Foreign exchange	0.1	0.0
Ending balance	2.2	1.5
Property under construction [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(638.3)
Ending balance	(824.6)	(638.3)
Property under construction [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	$ 0.0	$ 0.0